Details of Significant Accounts - Pensions, additional information (Details) - Perfect Mobile Corp. (Taiwan) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)
Disclosure of defined benefit plans [line items]
Number of units accrued for each year of service for first 15 years | item	2
Number of units accrued for each additional year thereafter | item	1
Maximum number of units accrued | item	45
Number of months prior to retirement	6 months
Post-employment benefit expense, defined contribution plans	$ 1	$ 2
Expected contributions to the defined benefit pension plans	$ 5
Percentage of monthly contribution	6.00%
Pension cost	$ 313	282
Pension cost for other foreign subsidiaries	$ 131	$ 132